Capital Stock (Details 6)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares
Basic earnings per share
Net earnings before discontinued operations	$ (1.32)		$ 0.25		$ 0.74
Earnings from discontinued operations, net of tax | (per share)					2.04	$ 2.04
Total	(1.32)		0.25		2.78
Diluted earnings per share
Net earnings before discontinued operations | (per share)	(1.32)	$ (1.32)	0.24	$ 0.24	0.63	0.63
Earnings from discontinued operations, net of tax | (per share)					1.76	1.76
Total | (per share)	$ (1.32)	$ (1.32)	$ 0.24	$ 0.24	$ 2.39	$ 2.39